BORROWINGS - Long term borrowings (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
	Jul. 17, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Borrowings
Non-current		£ 7,407		£ 8,800
Drew down term loan			£ 156
Repayment of term loan		553	£ 245
Pre-Separation Programme Notes
Borrowings
Non-current		£ 7,306		£ 8,686
Average effective pre-swap interest rate		3.00%		3.00%
Average effective post-swap interest rate		3.30%		3.60%
Pre-Separation Programme Notes | Later than five years
Borrowings
Non-current		£ 3,973		£ 4,783
Non-voting preference shares
Borrowings
Non-current		25		25
Number of preference shares issued	25,000,000
Issue price per share	£ 1.00
Coupon rate, preference shares	9.50%
Redemption period, preference shares	5 years
Bonds
Borrowings
Non-current		£ 7,306		£ 8,686